Quarterly Holdings Report
for

Fidelity Advisor® High Income Advantage Fund

July 31, 2020

HY-QTLY-0920
1.804847.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 62.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
Energy - 0.1%
Denbury Resources, Inc. 6.375% 12/31/24 (a)(b)	$5,735	$789
Sanchez Energy Corp. 15% 7/31/23 (c)(d)	568	568
		1,357
Nonconvertible Bonds - 62.1%
Aerospace - 2.8%
Arconic Rolled Products Corp.:
6% 5/15/25 (b)	900	970
6.125% 2/15/28 (b)	1,090	1,162
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)	655	680
Bombardier, Inc.:
6.125% 1/15/23 (b)	1,450	1,247
7.5% 12/1/24 (b)	3,090	2,503
7.5% 3/15/25 (b)	3,555	2,871
7.875% 4/15/27 (b)	6,505	5,188
Moog, Inc. 4.25% 12/15/27 (b)	480	491
Spirit Aerosystems, Inc. 7.5% 4/15/25 (b)	2,035	2,000
TransDigm UK Holdings PLC 6.875% 5/15/26	1,820	1,815
TransDigm, Inc.:
5.5% 11/15/27	11,110	10,540
6.25% 3/15/26 (b)	1,870	1,973
7.5% 3/15/27	6,780	6,916
Wolverine Escrow LLC:
8.5% 11/15/24 (b)	3,025	2,193
9% 11/15/26 (b)	3,215	2,331
		42,880
Air Transportation - 0.1%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)	965	987
Continental Airlines, Inc. pass-thru certificates 6.903% 10/19/23	102	84
Delta Air Lines, Inc. 7% 5/1/25 (b)	630	673
		1,744
Automotive & Auto Parts - 0.1%
Allison Transmission, Inc. 5.875% 6/1/29 (b)	1,265	1,398
IAA Spinco, Inc. 5.5% 6/15/27 (b)	755	805
		2,203
Banks & Thrifts - 2.5%
Ally Financial, Inc.:
8% 11/1/31	3,105	4,181
8% 11/1/31	24,612	34,024
		38,205
Broadcasting - 1.0%
iHeartCommunications, Inc. 4.75% 1/15/28 (b)	1,185	1,176
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (b)	3,555	3,805
Scripps Escrow, Inc. 5.875% 7/15/27 (b)	1,580	1,588
Sirius XM Radio, Inc.:
4.625% 7/15/24 (b)	2,590	2,727
5% 8/1/27 (b)	3,200	3,411
Tegna, Inc. 5% 9/15/29 (b)	3,055	3,080
		15,787
Building Materials - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	355	366
HD Supply, Inc. 5.375% 10/15/26 (b)	2,975	3,118
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (b)(e)	1,445	1,499
		4,983
Cable/Satellite TV - 6.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	2,275	2,373
4.5% 5/1/32 (b)	15,000	15,825
4.75% 3/1/30 (b)	8,310	8,845
5% 2/1/28 (b)	740	784
5.125% 5/1/27 (b)	21,260	22,556
5.875% 5/1/27 (b)	2,645	2,797
CSC Holdings LLC:
5.375% 2/1/28 (b)	5,535	5,992
5.5% 4/15/27 (b)	6,640	7,121
5.75% 1/15/30 (b)	2,885	3,198
6.5% 2/1/29 (b)	3,900	4,466
7.5% 4/1/28 (b)	4,535	5,217
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (b)	1,615	1,745
Virgin Media Finance PLC 5% 7/15/30 (b)	3,115	3,255
Ziggo Bond Co. BV 5.125% 2/28/30 (b)	835	890
Ziggo BV:
4.875% 1/15/30 (b)	1,145	1,217
5.5% 1/15/27 (b)	11,084	11,694
		97,975
Capital Goods - 0.1%
Vertical Holdco GmbH 7.625% 7/15/28 (b)	415	441
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)	1,515	1,606
		2,047
Chemicals - 2.2%
CF Industries Holdings, Inc.:
4.95% 6/1/43	8,970	10,497
5.15% 3/15/34	3,745	4,307
5.375% 3/15/44	4,210	5,138
Nouryon Holding BV 8% 10/1/26 (b)	900	960
OCI NV:
5.25% 11/1/24 (b)	2,395	2,407
6.625% 4/15/23 (b)	2,575	2,671
Olin Corp. 5% 2/1/30	1,555	1,462
The Chemours Co. LLC 5.375% 5/15/27	4,500	4,409
Valvoline, Inc. 4.25% 2/15/30 (b)	1,155	1,214
		33,065
Consumer Products - 0.6%
Match Group Holdings II LLC:
5% 12/15/27 (b)	1,485	1,559
5.625% 2/15/29 (b)	1,565	1,698
Terrier Media Buyer, Inc. 8.875% 12/15/27 (b)	5,660	5,802
		9,059
Containers - 0.6%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(f)	1,580	1,616
Cascades, Inc.:
5.125% 1/15/26 (b)	790	816
5.375% 1/15/28 (b)	790	818
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,210	1,283
GPC Merger Sub, Inc. 7.125% 8/15/28 (b)	825	858
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	1,075	1,145
8.5% 8/15/27 (b)	1,785	1,955
		8,491
Diversified Financial Services - 2.5%
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	4,280	4,466
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (b)	1,575	1,697
FLY Leasing Ltd. 5.25% 10/15/24	1,495	1,208
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	4,145	4,269
6.25% 5/15/26	6,840	7,228
MSCI, Inc. 4% 11/15/29 (b)	900	968
Springleaf Finance Corp.:
5.375% 11/15/29	9,325	9,839
6.625% 1/15/28	1,185	1,358
6.875% 3/15/25	775	866
7.125% 3/15/26	4,710	5,522
		37,421
Diversified Media - 0.2%
Block Communications, Inc. 4.875% 3/1/28 (b)	1,090	1,101
E.W. Scripps Co. 5.125% 5/15/25 (b)	820	806
Outfront Media Capital LLC / Corp. 4.625% 3/15/30 (b)	1,580	1,477
		3,384
Energy - 10.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (b)	2,355	2,057
5.75% 1/15/28 (b)	1,705	1,454
Antero Resources Finance Corp. 5.375% 11/1/21	2,165	2,073
Callon Petroleum Co. 6.375% 7/1/26	1,080	335
Centennial Resource Production LLC 8% 6/1/25 (b)	800	656
Cheniere Energy Partners LP 5.625% 10/1/26	2,120	2,239
Chesapeake Energy Corp.:
4.875% 4/15/22 (a)	2,950	140
5.75% 3/15/23 (a)	1,890	80
7% 10/1/24 (a)	840	42
8% 1/15/25 (a)	480	22
8% 6/15/27 (a)	300	14
11.5% 1/1/25 (a)(b)	3,531	327
Citgo Holding, Inc. 9.25% 8/1/24 (b)	1,880	1,880
Citgo Petroleum Corp. 7% 6/15/25 (b)	3,035	3,118
Comstock Resources, Inc.:
7.5% 5/15/25 (b)	5,550	5,217
9.75% 8/15/26	1,015	1,015
9.75% 8/15/26	4,981	4,981
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0634% 6/15/22 (b)(f)(g)	4,580	4,220
6.5% 5/15/26 (b)	9,920	8,965
6.875% 6/15/25 (b)	3,565	3,378
Continental Resources, Inc.:
3.8% 6/1/24	2,635	2,550
4.375% 1/15/28	665	620
4.5% 4/15/23	360	360
4.9% 6/1/44	1,660	1,430
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	310	300
CVR Energy, Inc.:
5.25% 2/15/25 (b)	2,375	2,167
5.75% 2/15/28 (b)	3,170	2,838
DCP Midstream LLC 5.85% 5/21/43 (b)(f)	5,180	3,937
DCP Midstream Operating LP 5.375% 7/15/25	2,975	3,133
Denbury Resources, Inc.:
7.75% 2/15/24 (a)(b)	11,764	4,958
9.25% 3/31/22 (a)(b)	995	420
Diamond Offshore Drilling, Inc.:
4.875% 11/1/43 (a)	75	8
5.7% 10/15/39 (a)	390	42
Duke Energy Field Services 8.125% 8/16/30	130	152
EG Global Finance PLC 8.5% 10/30/25 (b)	2,295	2,507
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)	800	804
5.75% 1/30/28 (b)	805	826
6.625% 7/15/25 (b)	760	798
EnLink Midstream LLC 5.375% 6/1/29	650	519
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (a)(b)	13,375	3,578
EQT Corp. 3.9% 10/1/27	3,890	3,666
Hess Midstream Partners LP:
5.125% 6/15/28 (b)	1,570	1,590
5.625% 2/15/26 (b)	2,390	2,479
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	1,572	1,493
5.75% 10/1/25 (b)	5,090	4,826
6.25% 11/1/28 (b)	310	285
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)	1,060	1,047
Indigo Natural Resources LLC 6.875% 2/15/26 (b)	2,120	2,043
Jonah Energy LLC 7.25% 10/15/25 (b)	4,335	511
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (b)	2,300	1,153
Laredo Petroleum, Inc.:
9.5% 1/15/25	1,585	1,146
10.125% 1/15/28	1,190	845
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)	1,855	1,788
MEG Energy Corp. 7.125% 2/1/27 (b)	1,580	1,406
MPLX LP 6.375% 5/1/24	1,310	1,351
Nabors Industries Ltd.:
7.25% 1/15/26 (b)	1,580	995
7.5% 1/15/28 (b)	1,360	864
Nabors Industries, Inc. 5.75% 2/1/25	4,590	1,813
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	5	3
Oasis Petroleum, Inc. 6.875% 3/15/22	857	159
Occidental Petroleum Corp.:
2.9% 8/15/24	1,820	1,713
3.2% 8/15/26	115	105
3.4% 4/15/26	150	136
4.4% 4/15/46	1,305	1,063
4.4% 8/15/49	3,295	2,683
4.625% 6/15/45	1,070	886
6.2% 3/15/40	800	776
6.45% 9/15/36	2,650	2,651
6.6% 3/15/46	2,125	2,074
7.2% 3/15/29	545	542
7.5% 5/1/31	155	164
Pacific Drilling SA 12% 4/1/24 pay-in-kind (b)(f)	226	2
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28 (b)	3,845	3,095
7.25% 6/15/25	2,125	1,911
9.25% 5/15/25 (b)	2,230	2,492
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,315	3,207
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (b)	18	21
Sanchez Energy Corp. 7.25% 2/15/23 (a)(b)(d)	6,264	0
SESI LLC 7.75% 9/15/24	1,160	423
SM Energy Co.:
5% 1/15/24	1,730	952
5.625% 6/1/25	2,565	1,334
6.625% 1/15/27	850	419
6.75% 9/15/26	845	423
Southwestern Energy Co.:
7.5% 4/1/26	6,670	6,258
7.75% 10/1/27	1,285	1,208
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	2,080	2,114
5.5% 2/15/26	1,770	1,814
6% 4/15/27	4,240	4,473
Teine Energy Ltd. 6.875% 9/30/22 (b)	4,916	4,855
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)	965	1,012
4.75% 1/15/30 (b)	1,600	1,736
5% 1/31/28 (b)	1,175	1,295
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)	2,690	2,428
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (a)	1,983	99
W&T Offshore, Inc. 9.75% 11/1/23 (b)	1,500	1,000
		158,987
Entertainment/Film - 0.5%
Allen Media LLC 10.5% 2/15/28 (b)	1,585	1,466
Livent, Inc. 9.375% 10/15/04 (a)(d)	11,100	0
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)(f)	12,385	5,511
		6,977
Environmental - 0.9%
Covanta Holding Corp.:
5.875% 3/1/24	4,680	4,799
6% 1/1/27	3,440	3,560
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	4,733	4,742
		13,101
Food & Drug Retail - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
4.625% 1/15/27 (b)	2,295	2,427
4.875% 2/15/30 (b)	4,650	5,036
Performance Food Group, Inc. 5.5% 10/15/27 (b)	1,353	1,397
Tops Markets LLC 13% 11/19/24 pay-in-kind (d)(f)	898	871
		9,731
Food/Beverage/Tobacco - 3.0%
Darling Ingredients, Inc. 5.25% 4/15/27 (b)	2,155	2,300
Del Monte Foods, Inc. 11.875% 5/15/25 (b)	860	918
ESAL GmbH 6.25% 2/5/23 (b)	633	640
JBS Investments II GmbH:
5.75% 1/15/28 (b)	1,665	1,768
7% 1/15/26 (b)	1,795	1,930
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	3,895	3,997
5.875% 7/15/24 (b)	3,345	3,414
6.75% 2/15/28 (b)	4,025	4,498
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)	10,845	11,957
6.5% 4/15/29 (b)	4,655	5,272
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (b)	1,485	1,608
Pilgrim's Pride Corp.:
5.75% 3/15/25 (b)	625	641
5.875% 9/30/27 (b)	1,110	1,174
Post Holdings, Inc.:
4.625% 4/15/30 (b)	1,585	1,668
5.625% 1/15/28 (b)	2,640	2,885
		44,670
Gaming - 1.4%
Colt Merger Sub, Inc.:
5.75% 7/1/25 (b)	1,900	1,978
6.25% 7/1/25 (b)	5,705	5,973
8.125% 7/1/27 (b)	7,605	7,748
MCE Finance Ltd. 5.375% 12/4/29 (b)	1,140	1,145
Scientific Games Corp.:
7% 5/15/28 (b)	1,185	1,090
7.25% 11/15/29 (b)	1,185	1,084
Transocean, Inc. 7.25% 11/1/25 (b)	930	456
Wynn Macau Ltd. 5.125% 12/15/29 (b)	2,345	2,286
		21,760
Healthcare - 4.7%
Catalent Pharma Solutions 5% 7/15/27 (b)	595	633
Centene Corp.:
4.25% 12/15/27	1,625	1,727
4.75% 1/15/25	1,050	1,088
5.25% 4/1/25 (b)	555	577
5.375% 6/1/26 (b)	4,620	4,941
5.375% 8/15/26 (b)	1,185	1,268
Charles River Laboratories International, Inc. 4.25% 5/1/28 (b)	485	513
Community Health Systems, Inc.:
6.625% 2/15/25 (b)	1,835	1,854
8% 3/15/26 (b)	11,505	11,784
8.125% 6/30/24 (b)	6,140	3,891
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	3,020	3,066
Encompass Health Corp.:
5.75% 11/1/24	915	925
5.75% 9/15/25	400	414
Hologic, Inc.:
4.375% 10/15/25 (b)	1,860	1,907
4.625% 2/1/28 (b)	645	690
IMS Health, Inc. 5% 10/15/26 (b)	1,125	1,187
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 5% 6/15/28 (b)	1,600	1,704
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	6,875	7,373
Ortho-Clinical Diagnostics, Inc. 7.25% 2/1/28 (b)	1,105	1,156
Radiology Partners, Inc. 9.25% 2/1/28 (b)	2,905	2,920
Tenet Healthcare Corp.:
4.625% 7/15/24	5,035	5,148
5.125% 5/1/25	6,430	6,615
6.25% 2/1/27 (b)	4,660	4,950
U.S. Renal Care, Inc. 10.625% 7/15/27 (b)	3,835	4,084
Vizient, Inc. 6.25% 5/15/27 (b)	450	479
		70,894
Homebuilders/Real Estate - 1.3%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (b)	805	855
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)	1,080	980
DTZ U.S. Borrower LLC 6.75% 5/15/28 (b)	1,455	1,557
Realogy Group LLC/Realogy Co-Issuer Corp. 7.625% 6/15/25 (b)	4,605	4,833
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.75% 1/15/28 (b)	2,100	2,358
5.875% 6/15/27 (b)	1,490	1,646
TRI Pointe Homes, Inc. 5.7% 6/15/28	450	495
Uniti Group, Inc. 7.875% 2/15/25 (b)	2,455	2,584
VICI Properties, Inc.:
4.25% 12/1/26 (b)	3,015	3,105
4.625% 12/1/29 (b)	1,720	1,810
		20,223
Hotels - 0.4%
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30	1,180	1,239
5.125% 5/1/26	4,570	4,730
		5,969
Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (b)	5,150	5,210
8.125% 2/15/24 (b)	1,955	2,077
HUB International Ltd. 7% 5/1/26 (b)	1,750	1,833
		9,120
Leisure - 1.5%
Carnival Corp. 11.5% 4/1/23 (b)	4,510	4,905
NCL Corp. Ltd. 12.25% 5/15/24 (b)	2,000	2,170
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (b)	2,205	2,255
10.875% 6/1/23 (b)	1,890	1,992
11.5% 6/1/25 (b)	2,750	3,030
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (b)	1,220	1,237
Studio City Co. Ltd. 7.25% 11/30/21 (b)	3,645	3,704
Vail Resorts, Inc. 6.25% 5/15/25 (b)	850	916
Viking Cruises Ltd. 13% 5/15/25 (b)	1,265	1,376
Voc Escrow Ltd. 5% 2/15/28 (b)	1,625	1,324
		22,909
Metals/Mining - 1.2%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (a)(d)	1,770	0
Compass Minerals International, Inc. 6.75% 12/1/27 (b)	3,450	3,744
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)	2,395	2,309
6.875% 3/1/26 (b)	2,020	2,008
7.25% 5/15/22 (b)	915	914
7.25% 4/1/23 (b)	485	485
7.5% 4/1/25 (b)	4,135	4,166
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)	1,330	1,392
5.125% 3/15/23 (b)	1,920	2,026
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	1,575	1,568
		18,612
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (b)(e)	2,185	2,234
Restaurants - 0.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.375% 1/15/28 (b)	1,490	1,550
5% 10/15/25 (b)	3,090	3,172
		4,722
Services - 0.8%
ASGN, Inc. 4.625% 5/15/28 (b)	1,350	1,380
CDK Global, Inc. 5.25% 5/15/29 (b)	870	953
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	1,360	1,316
Hertz Corp.:
5.5% 10/15/24 (a)(b)	1,350	533
6% 1/15/28 (a)(b)	775	306
6.25% 10/15/22 (a)	1,050	415
7.125% 8/1/26 (a)(b)	1,430	556
Tempo Acquisition LLC 6.75% 6/1/25 (b)	1,380	1,425
The GEO Group, Inc.:
5.125% 4/1/23	1,365	1,164
5.875% 10/15/24	1,967	1,559
6% 4/15/26	1,360	1,049
United Rentals North America, Inc. 3.875% 11/15/27	795	835
		11,491
Steel - 0.5%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)	1,495	1,509
Cleveland-Cliffs, Inc.:
5.75% 3/1/25	1,312	1,132
5.875% 6/1/27	3,215	2,765
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)	1,550	1,457
		6,863
Super Retail - 0.2%
Asbury Automotive Group, Inc.:
4.5% 3/1/28 (b)	492	504
4.75% 3/1/30 (b)	489	501
Burlington Coat Factory Warehouse Corp. 6.25% 4/15/25 (b)	450	482
G-III Apparel Group Ltd. 7.875% 8/15/25 (b)	755	762
		2,249
Technology - 2.3%
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)	1,310	1,386
Boxer Parent Co., Inc. 7.125% 10/2/25 (b)	760	834
Camelot Finance SA 4.5% 11/1/26 (b)	1,515	1,568
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	2,070	2,214
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)	5,375	5,415
Entegris, Inc. 4.625% 2/10/26 (b)	2,080	2,159
Fair Isaac Corp. 4% 6/15/28 (b)	1,530	1,600
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)	1,495	1,594
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)	1,320	1,376
NCR Corp. 8.125% 4/15/25 (b)	645	716
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (b)	815	886
Open Text Corp. 3.875% 2/15/28 (b)	790	825
Open Text Holdings, Inc. 4.125% 2/15/30 (b)	790	830
Parametric Technology Corp.:
3.625% 2/15/25 (b)	925	959
4% 2/15/28 (b)	915	961
Qorvo, Inc. 5.5% 7/15/26	2,125	2,281
TTM Technologies, Inc. 5.625% 10/1/25 (b)	640	653
Uber Technologies, Inc.:
7.5% 9/15/27 (b)	3,520	3,696
8% 11/1/26 (b)	4,030	4,230
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 2/1/23 (b)	980	980
		35,163
Telecommunications - 5.8%
Altice Financing SA 5% 1/15/28 (b)	1,580	1,622
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)	7,020	7,496
7.5% 10/15/26 (b)	1,620	1,725
Frontier Communications Corp.:
8% 4/1/27 (b)	2,720	2,815
8.5% 4/1/26 (b)	6,160	6,068
GTT Communications, Inc. 7.875% 12/31/24 (b)	150	85
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (a)	7,385	4,625
8% 2/15/24 (b)	4,060	4,146
8.5% 10/15/24 (a)(b)	3,665	2,419
9.75% 7/15/25 (a)(b)	1,270	845
Neptune Finco Corp. 10.875% 10/15/25 (b)	5,445	5,838
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 4/15/26	515	355
Sable International Finance Ltd. 5.75% 9/7/27 (b)	4,030	4,205
SBA Communications Corp. 3.875% 2/15/27 (b)	2,375	2,458
SFR Group SA:
5.5% 1/15/28 (b)	3,370	3,543
8.125% 2/1/27 (b)	7,435	8,300
Sprint Capital Corp.:
6.875% 11/15/28	10,985	14,244
8.75% 3/15/32	8,870	13,682
Sprint Corp. 7.625% 3/1/26	490	612
Zayo Group Holdings, Inc. 4% 3/1/27 (b)	2,375	2,380
		87,463
Utilities - 6.0%
Clearway Energy Operating LLC:
4.75% 3/15/28 (b)	970	1,037
5.75% 10/15/25	2,135	2,279
DCP Midstream Operating LP 5.125% 5/15/29	2,785	2,803
InterGen NV 7% 6/30/23 (b)	17,477	16,996
NextEra Energy Partners LP 4.25% 9/15/24 (b)	740	788
NRG Energy, Inc.:
5.25% 6/15/29 (b)	1,615	1,786
5.75% 1/15/28	2,590	2,847
Pacific Gas & Electric Co.:
3.45% 7/1/25	400	427
3.75% 7/1/28	400	437
3.75% 8/15/42	640	665
3.95% 12/1/47	3,240	3,441
4% 12/1/46	3,350	3,568
4.55% 7/1/30	13,640	15,664
4.95% 7/1/50	13,640	16,522
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)	495	510
PG&E Corp.:
5% 7/1/28	3,040	3,128
5.25% 7/1/30	1,150	1,196
Talen Energy Supply LLC 7.625% 6/1/28 (b)	1,515	1,583
TerraForm Global, Inc. 6.125% 3/1/26 (b)	3,110	3,141
The AES Corp. 4.5% 3/15/23	2,339	2,339
Vistra Operations Co. LLC:
5% 7/31/27 (b)	3,565	3,806
5.5% 9/1/26 (b)	522	550
5.625% 2/15/27 (b)	4,435	4,761
		90,274

TOTAL NONCONVERTIBLE BONDS		940,656

TOTAL CORPORATE BONDS
(Cost $956,393)		942,013
	Shares	Value (000s)

Common Stocks - 19.9%
Air Transportation - 0.5%
Air Canada (h)	437,300	4,933
XPO Logistics, Inc. (h)	27,500	2,063

TOTAL AIR TRANSPORTATION		6,996

Automotive & Auto Parts - 0.2%
Allison Transmission Holdings, Inc.	59,200	2,212
Motors Liquidation Co. GUC Trust (h)	39,832	59
UC Holdings, Inc. (d)(h)	29,835	433

TOTAL AUTOMOTIVE & AUTO PARTS		2,704

Banks & Thrifts - 0.4%
Bank of America Corp.	122,200	3,040
JPMorgan Chase & Co.	30,200	2,919
WMI Holdings Corp. (h)	1,504	25

TOTAL BANKS & THRIFTS		5,984

Broadcasting - 0.3%
Nexstar Broadcasting Group, Inc. Class A	53,000	4,645
Building Materials - 0.3%
Carrier Global Corp.	152,600	4,157
Cable/Satellite TV - 0.3%
Altice U.S.A., Inc. Class A (h)	179,700	4,850
Capital Goods - 1.4%
Fortive Corp.	56,400	3,959
Thermo Fisher Scientific, Inc.	18,400	7,617
Zebra Technologies Corp. Class A (h)	37,000	10,388

TOTAL CAPITAL GOODS		21,964

Chemicals - 0.2%
CF Industries Holdings, Inc.	95,800	3,001
Consumer Products - 0.4%
Tempur Sealy International, Inc. (h)	69,264	5,607
Containers - 0.4%
Berry Global Group, Inc. (h)	53,200	2,659
WestRock Co.	105,100	2,823

TOTAL CONTAINERS		5,482

Diversified Financial Services - 0.6%
MasterCard, Inc. Class A	19,700	6,078
OneMain Holdings, Inc.	126,400	3,628

TOTAL DIVERSIFIED FINANCIAL SERVICES		9,706

Energy - 0.2%
Forbes Energy Services Ltd. (h)	65,062	7
MEG Energy Corp. (h)	376,900	996
Sanchez Energy Corp. (d)(h)	31,888	829
Tidewater, Inc.:
warrants 11/14/42 (h)	36,326	240
warrants 11/14/42 (h)	12,651	83
Tribune Resources, Inc. (d)	175,172	557
Tribune Resources, Inc. warrants 3/30/23 (d)(h)	49,910	25
Ultra Petroleum Corp. warrants 7/14/25 (h)	39,270	0

TOTAL ENERGY		2,737

Food & Drug Retail - 0.3%
Southeastern Grocers, Inc. (d)(h)	57,894	3,082
Tops Markets Corp. (d)	4,395	1,545

TOTAL FOOD & DRUG RETAIL		4,627

Food/Beverage/Tobacco - 0.8%
Darling Ingredients, Inc. (h)	133,200	3,720
JBS SA	1,939,300	8,008

TOTAL FOOD/BEVERAGE/TOBACCO		11,728

Gaming - 1.7%
Boyd Gaming Corp.	177,200	4,194
Caesars Entertainment, Inc. (h)	273,600	8,495
MGM Mirage, Inc.	86,400	1,390
Penn National Gaming, Inc. (h)	343,900	11,641
Studio City International Holdings Ltd. ADR (h)	35,600	529

TOTAL GAMING		26,249

Healthcare - 2.0%
Bausch Health Cos., Inc. (Canada) (h)	61,500	1,124
Bristol-Myers Squibb Co.	43,000	2,522
Charles River Laboratories International, Inc. (h)	26,800	5,333
HCA Holdings, Inc.	47,100	5,965
Humana, Inc.	13,300	5,220
IQVIA Holdings, Inc. (h)	22,900	3,627
Jazz Pharmaceuticals PLC (h)	19,947	2,159
Regeneron Pharmaceuticals, Inc. (h)	200	126
UnitedHealth Group, Inc.	15,700	4,754

TOTAL HEALTHCARE		30,830

Metals/Mining - 0.1%
First Quantum Minerals Ltd.	203,300	1,718
Warrior Metropolitan Coal, Inc.	692	11

TOTAL METALS/MINING		1,729

Services - 1.3%
ASGN, Inc. (h)	25,300	1,732
CDK Global, Inc.	56,258	2,557
HD Supply Holdings, Inc. (h)	128,500	4,510
United Rentals, Inc. (h)	36,900	5,733
Visa, Inc. Class A	30,100	5,731

TOTAL SERVICES		20,263

Super Retail - 0.1%
Amazon.com, Inc. (h)	600	1,899
Arena Brands Holding Corp. Class B (c)(d)(h)	42,253	117

TOTAL SUPER RETAIL		2,016

Technology - 6.4%
Adobe, Inc. (h)	28,400	12,619
Alphabet, Inc. Class A (h)	5,800	8,630
CDW Corp.	34,600	4,022
EPAM Systems, Inc. (h)	30,600	8,876
Facebook, Inc. Class A (h)	24,994	6,340
Fiserv, Inc. (h)	37,178	3,710
Global Payments, Inc.	49,100	8,741
GoDaddy, Inc. (h)	38,800	2,727
Lam Research Corp.	18,500	6,977
Microchip Technology, Inc.	72,900	7,416
Microsoft Corp.	55,300	11,337
ON Semiconductor Corp. (h)	189,400	3,902
PayPal Holdings, Inc. (h)	40,200	7,882
SS&C Technologies Holdings, Inc.	66,500	3,824

TOTAL TECHNOLOGY		97,003

Telecommunications - 1.1%
Alibaba Group Holding Ltd. sponsored ADR (h)	15,000	3,765
Palo Alto Networks, Inc. (h)	16,500	4,223
T-Mobile U.S., Inc. (h)	79,300	8,515

TOTAL TELECOMMUNICATIONS		16,503

Utilities - 0.9%
NRG Energy, Inc.	137,000	4,632
Pacific Gas & Electric Co. (c)(h)	11,995	107
PG&E Corp. (h)	283,284	2,649
Vistra Corp.	312,889	5,839

TOTAL UTILITIES		13,227

TOTAL COMMON STOCKS
(Cost $246,705)		302,008
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 6.5%
Air Transportation - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 4/8/26 (f)(g)(i)	201	160
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 4/4/26 (f)(g)(i)	108	86

TOTAL AIR TRANSPORTATION		246

Banks & Thrifts - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9111% 2/27/26 (f)(g)(i)	95	93
Building Materials - 0.1%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (f)(g)(i)	651	649
Cable/Satellite TV - 0.4%
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1748% 10/22/26 (f)(g)(i)	305	306
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (f)(g)(i)	5,544	5,450

TOTAL CABLE/SATELLITE TV		5,756

Diversified Financial Services - 0.1%
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9111% 2/11/27 (f)(g)(i)	698	687
Energy - 2.3%
Ascent Resources Marcellus LLC term loan 3 month U.S. LIBOR + 6.500% 7.5% 3/30/23 (f)(g)(i)	107	96
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.9283% 11/3/25 (f)(g)(i)	936	588
California Resources Corp.:
2LN, term loan 3 month U.S. LIBOR + 9.000% 10% 1/15/21 (d)(f)(g)(i)	10,061	10,061
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.375% 12/31/21 (a)(f)(g)(i)	14,365	455
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/31/22 (a)(f)(g)(i)	17,485	6,332
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (a)(f)(g)(i)	12,835	6,278
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(g)(i)	218	207
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 3/28/24 (f)(g)(i)	3,709	3,579
EG America LLC 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.072% 3/23/26 (f)(g)(i)	810	743
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.37% 3/1/26 (f)(g)(i)	6,520	5,080
Forbes Energy Services LLC Tranche B, term loan 18% 4/13/21 (d)(f)(i)	690	695
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 0% 3/1/24 (a)(g)(i)	5,790	29
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.8125% 11/14/25 (f)(g)(i)	340	321
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (a)(d)(g)(i)	1,671	0
term loan 7.25% 12/31/49 (a)(d)(f)(i)	721	0

TOTAL ENERGY		34,464

Entertainment/Film - 0.2%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.8079% 2/10/27 (f)(g)(i)	1,187	1,145
New Cotai LLC/New Cotai Capital Corp.:
Tranche A 2LN, term loan 10% 10/26/20 (d)(f)(i)	96	96
Tranche B 2LN, term loan 10% 10/26/20 (d)(f)(i)	1,704	1,704

TOTAL ENTERTAINMENT/FILM		2,945

Food & Drug Retail - 0.1%
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 11/19/23 (d)(f)(g)(i)	1,423	1,452
Healthcare - 0.6%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1875% 6/13/26 (f)(g)(i)	9,727	9,504
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4256% 5/9/25 (f)(g)(i)	1,668	1,629
Services - 1.4%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (f)(g)(i)	9,299	8,589
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (f)(g)(i)	2,615	2,118
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (f)(g)(i)	779	675
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1611% 1/23/27 (f)(g)(i)	310	308
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (f)(g)(i)	1,149	1,137
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 11/14/22 (f)(g)(i)	9,310	9,019

TOTAL SERVICES		21,846

Super Retail - 0.1%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 7/2/22 (f)(g)(i)	2,160	1,925
Technology - 0.2%
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1611% 10/31/26 (f)(g)(i)	164	160
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4111% 11/4/26 (f)(g)(i)	85	84
Ultimate Software Group, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (f)(g)(i)	1,520	1,519
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (f)(g)(i)	320	325
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4169% 2/28/27 (f)(g)(i)	324	317
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.9258% 10/11/26 (f)(g)(i)	473	421
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9258% 10/11/25 (f)(g)(i)	332	315

TOTAL TECHNOLOGY		3,141

Telecommunications - 0.6%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.91% 5/31/25 (f)(g)(i)	3,577	2,650
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/21 (f)(g)(i)(j)	1,007	1,024
SFR Group SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8623% 1/31/26 (f)(g)(i)	4,712	4,598
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1611% 3/9/27 (f)(g)(i)	1,212	1,176

TOTAL TELECOMMUNICATIONS		9,448

Utilities - 0.3%
Pacific Gas & Electric Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 6/18/25 (f)(g)(i)	3,800	3,754
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/24/26 (f)(g)(i)	291	288

TOTAL UTILITIES		4,042

TOTAL BANK LOAN OBLIGATIONS
(Cost $133,884)		97,827

Preferred Securities - 8.1%
Banks & Thrifts - 7.6%
Bank of America Corp.:
5.125% (f)(k)	12,000	12,376
5.875% (f)(k)	14,280	15,208
6.1% (f)(k)	2,590	2,843
Citigroup, Inc.:
4.7% (f)(k)	2,135	2,079
5% (f)(k)	13,000	13,033
5.35% (f)(k)	12,655	12,592
6.3% (f)(k)	4,585	4,745
Goldman Sachs Group, Inc.:
4.4% (f)(k)	1,120	1,058
4.95% (f)(k)	1,880	1,886
5.3% (f)(k)	15,000	16,013
JPMorgan Chase & Co.:
4% (f)(k)	4,755	4,440
4.6% (f)(k)	3,265	3,159
5% (f)(k)	24,800	24,955

TOTAL BANKS & THRIFTS		114,387

Energy - 0.5%
Energy Transfer Partners LP 7.125% (f)	10,000	8,313
TOTAL PREFERRED SECURITIES
(Cost $124,155)		122,700
	Shares	Value (000s)

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.14% (l)
(Cost $41,011)	41,003,160	41,015
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $1,502,148)		1,505,563
NET OTHER ASSETS (LIABILITIES) - 0.6%		9,019
NET ASSETS - 100%		$1,514,582

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing - Security is in default.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $611,269,000 or 40.4% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $791,000 or 0.1% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Non-income producing

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $503,518 and $511,911, respectively.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$1,538
Pacific Gas & Electric Co.	7/27/20	$14
Sanchez Energy Corp. 15% 7/31/23	7/10/20	$568

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$875
Fidelity Securities Lending Cash Central Fund	2
Total	$877

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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